Note 6 - Concentrations	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Notes to Financial Statements
Concentration Risk Disclosure [Text Block]
6.	CONCENTRATIONS

Customers accounting for more than 10% of revenue in any of the periods presented are summarized as follows (in thousands, except percentages):

	Three Months Ended March 31,
	2026		2025
	Revenue	%	Revenue	%
Customer A	$753	68%	$344	49%
Customer B	$-	-%	$156	22%
Customer C	$-	-%	$189	27%
Customer I	$188	17%	$-	-%
Customer J	$172	15%	$-	-%

As of March 31, 2026, Customer A accounted for $566,000, or 77%, and Customer J accounted for $172,000, or 23%, accounts receivable balance.

As of December 31, 2025, Customer A accounted for $179,000, or 29%, Customer B accounted for $86,000, or 14%, Customer F accounted for $179,000, or 29%, and Customer H accounted for $179,000, or 29%, of the accounts receivable balance.

Concentrations of revenues derived from foreign countries are disclosed in Note 5.

Long-lived assets by geographic areas are as follows (in thousands):

	March 31, 2026	December 31, 2025
United States	$175	$174
Foreign, principally in Europe	9	9
Property and equipment, net	$184	$183

6.	CONCENTRATIONS

Customers accounting for more than 10% of revenue in any of the periods presented are summarized as follows (in thousands, except percentages):

	Year Ended December 31,
	2025		2024
Customer A	$2,122	43%	$1,796	41%
Customer B	$658	13%	$494	11%
Customer I	$546	11%	$8	-%

As of December 31, 2025, Customer A, B, F, and H accounted for 29%, 14%, 29%, and 29%, of the accounts receivable, respectively. As of December 31, 2024, Customer A, B, E, and F accounted for 0%, 0%, 48%, and 34% of the accounts receivable balance, respectively.

Concentrations of revenues derived from foreign countries are disclosed in Note 5.

Long-lived assets by geographic areas are as follows (in thousands):

	December 31, 2025	December 31, 2024
United States	$174	$213
Foreign, principally in Europe	9	14
Property and equipment, net	$183	$227